Income Tax Expenses - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Contingency [Line Items]
Interest and penalties on freight tax expenses (recoveries)	$ 7,600	$ 6,200	$ 3,800
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	23,700	24,100	22,300
Unrecognized Tax Benefits, Increase Resulting from Prior Period Tax Positions	6,805	7,394	2,983
Unrecognized Tax Benefits, Decrease Resulting from Prior Period Tax Positions	$ 3,303	$ 4,798	$ 964